CONDENSED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,686)
Changes in operating assets and liabilities:
Accrued expenses	1,450
Net cash used in operating activities	(236)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from promissory note - related party	61,894
Payment of offering costs	(61,894)
Net cash provided by financing activities	25,000
Net Change in Cash	24,764
Cash - End of period	24,764
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	$ 51,091,720